2. GOING CONCERN (Details Narrative) (USD $)	15 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Member Deficit		$ (439,451)
Non Cash Stock Based Compensation		20,487,500
deemed distribution	$ 16,750,000